UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  Read instructions at end of Form before preparing Form. Please print or type

1.     Name and address of issuer:  Legg Mason Total Return Trust, Inc.
                                    100 Light Street, Baltimore, Maryland  21202

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                               [x]

3.     Investment Company Act File Number:         811-4308

       Securities Act File Number:                 2-97908


4(a).  Last day of fiscal year for which this Form is filed:    March 31, 2000

4(b).  [ ] Check  box if this  Form is being  filed  late  (i.e.,  more  than 90
       calendar  days  after  the  end  of  the  issuer's  fiscal  year).   (See
       instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during
              the fiscal year pursuant to section 24(f):       $112,747,749.46

       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:              $240,784,884.54

       (iii)  Aggregate price of securities  redeemed or
              repurchased  during any prior  fiscal year
              ending no earlier than October 11, 1995
              that  were not  previously  used to reduce
              registration  fees payable to the Commission:    $0.00

       (iv)   Total available redemption credits [add Items
              5(ii) and 5(iii)]:                               $240,784,884.54

       (v)    Net sales - if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $(0.00)

       (vi)   Redemption credits available for use in future
              years if Item 5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:            -$128,037,135.08

       (vii)  Multiplier for determining registration fee
              (See instruction C.9):                           x .000264

       (viii) Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter "0" if no fee is due):    =$0.00

6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.     Interest  due - if this Form is being  filed  more than 90 days after the
       end of the issuer's fiscal year (see Instruction D):      +$     n/a

8.     Total of the amount of the  registration  fee due plus any  interest  due
       [line 5(viii) plus line 7]:                             =$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                         N/A

       Method of Delivery:

       [  ]     Wire Transfer
       [  ]     Mail or other means

                                 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)       /s/Marie K. Karpinski
                               -------------------------------------------------

                               Marie K. Karpinski, Vice President and Treasurer
                               -------------------------------------------------

Date                           June 27, 2000
                               -------------------------------------------------